REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Revenue And Segment Information
REVENUE AND SEGMENT INFORMATION

18	REVENUE AND SEGMENT INFORMATION

The Group is currently organized into two operating divisions – Direct Purchase and Original Design Manufacturer (“ODM”) Services, and Manufacturing segments. These segments are the basis on which the Group reports its primary segment information to the chief operating decision marker. The business nature of each segment is disclosed as follows:

Direct Purchase and ODM Segment – being the business of sourcing of live wood and owning designed design on wood products for sales to end customers.

Manufacturing Segment – being the business with involvement in manufacturing of decking, flooring or sawn timbers.

Segment information of these businesses is presented below:

(a)	Reconciliation of the reportable segment revenue, profit or loss

	For the year ended December 31, 2023
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Logs	10,024,250	390,739	-	10,414,989
Flooring	1,844,633	4,204,279	-	6,048,912
Decking	3,712,691	3,945,418	-	7,658,109
Sawn timber	-	1,334,765	-	1,334,765
Revenue from external customers and segment revenue	15,581,574	9,875,201	-	25,456,775

Reportable segment results	(128,996)	(9,651,185)	(2,196,001)	(11,976,182)

	For the year ended December 31, 2022
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Logs	27,272,065	526,192	-	27,798,257
Flooring	4,407,737	7,585,698	-	11,993,435
Decking	5,759,307	8,040,685	-	13,799,992
Sawn timber	-	1,747,593	-	1,747,593
Revenue from external customers and segment revenue	37,439,109	17,900,168	-	55,339,277

Reportable segment results	6,118,794	1,678,217	(2,586,191)	5,210,820

	For the year ended December 31, 2021
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Logs	20,035,002	1,110,996	-	21,145,998
Flooring	4,167,894	7,771,130	-	11,939,024
Decking	4,518,545	7,513,870	-	12,032,415
Sawn timber	-	2,566,690	-	2,566,690
Revenue from external customers and segment revenue	28,721,441	18,962,686	-	47,684,127

Reportable segment results	3,441,324	(204,274)	(1,276,507)	1,960,543

(b)	Reconciliation of the reportable segment assets and liabilities

	As at December 31, 2023
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Reportable segment assets	17,318,638	36,414,457	587,793	54,320,888

Reportable segment liabilities	(15,727,139)	(19,069,138)	(1,342,923)	(36,139,200)

	As at December 31, 2022
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Reportable segment assets	17,601,758	49,294,010	1,150,919	68,046,687

Reportable segment liabilities	(19,131,264)	(23,217,801)	(13,205,946)	(55,555,011)

(c)	Disaggregation of revenue from contracts with customers

In the following table, revenue is disaggregated by the geographical locations of customers and by the timing of revenue recognition.

	2023	2022	2021
	USD	USD	USD

Geographical locations:
China	15,491,537	37,860,768	32,366,974
Europe	8,094,986	15,278,355	12,788,272
South America	1,364,773	1,531,560	2,306,726
North America	110,057	37,107	171,354
South East Asia	395,422	631,487	50,801
Total	25,456,775	55,339,277	47,684,127

Timing of revenue recognition:
At a point in time	25,456,775	55,339,277	47,684,127

Information about major customers is disclosed in note 25 (e).